INVENTORIES, NET (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2024 JPY (¥)
Inventory Disclosure [Abstract]
Merchandise	$ 171,940	¥ 26,960,222	¥ 32,381,214
us-gaap:InventoryValuationReserves	(34,322)	(5,381,745)	(7,913,026)
Inventories, net	$ 137,618	¥ 21,578,477	¥ 24,468,188